Private Placement (Details) - Private Placement Warrants [Member] - Sponsor [Member] $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Private Placement (Details) [Line Items]
Class of warrant or right issued during period shares (in Shares) | shares	9,223,261
Class of warrant or right share price	$ 1
Proceeds from issuance of private placement (in Dollars) | $	$ 9.2
Class of warrant or rights exercise price	$ 11.5
Number of days from which warrants will not be transferable or saleable	30 days